Stock Options (Details 1) - $ / shares	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Number of Options Outstanding, Ending	96,586	97,205	92,000
Weighted Average Exercise Price Outstanding, Ending	$ 4.35	$ 3.24	$ 3.15
Number of Options Exercisable	49,236	50,167
Weighted Average Exercise Price Exercisable	$ 3.29	$ 3.29
Exercise Price Range 5.35 - 11.30
Number of Options Outstanding, Ending	25,881
Weighted Average Remaining Contractual Life	9 years 10 months 13 days
Weighted Average Exercise Price Outstanding, Ending	$ 7.47
Number of Options Exercisable	0
Weighted Average Exercise Price Exercisable	$ .00
Exercise Price Range 2.91 - 4.65
Number of Options Outstanding, Ending	70,705
Weighted Average Remaining Contractual Life	6 years 5 months 16 days
Weighted Average Exercise Price Outstanding, Ending	$ 3.33
Number of Options Exercisable	49,236
Weighted Average Exercise Price Exercisable	$ 3.29
Exercise Price Range 3.65 to 4.65
Number of Options Outstanding, Ending		70,500
Weighted Average Remaining Contractual Life		7 years 9 months 22 days
Weighted Average Exercise Price Outstanding, Ending		$ 3.07
Number of Options Exercisable		30,167
Weighted Average Exercise Price Exercisable		$ 2.80
Exercise Price Range 2.91 to 3.08
Number of Options Outstanding, Ending		26,705
Weighted Average Remaining Contractual Life		5 years 6 months 25 days
Weighted Average Exercise Price Outstanding, Ending		$ 4.02
Number of Options Exercisable		20,000
Weighted Average Exercise Price Exercisable		$ 3.84